CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2017	Jun. 30, 2016
Cash Flows From Operating Activities
Net loss	$ (799,998)	$ (479,408)	$ (1,193,216)	$ (1,124,850)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	14,472	34,984	50,097	29,825
Changes in current assets and current liabilities:
Accounts receivable	226		(221)
Project in progress		206,727	213,321	(237,361)
Inventory			(90,122)
Prepaid expenses and other current assets	(79,086)	15,953	(1,479)	(73,822)
Accounts payable		(149,173)	(180,023)	204,755
Accrued expenses and other payables	8,262	(10,694)	51,609	64,470
Net Cash Used in Operating Activities	(856,123)	(381,611)	(1,150,034)	(1,136,983)
Cash Flows From Investing Activities
Cash received from merger				12,618
Leasehold improvements				(40,947)
Acquisition of office equipment and intangible assets	(13,301)	(8,540)	(10,676)	(58,961)
Net Cash Used in Investing Activities	(13,301)	(8,540)	(10,676)	(87,290)
Cash Flows From Financing Activities
Proceeds(payment) of loan payable, shareholder, net	(25,606)	(66,672)	(43,164)	126,636
Net proceeds from sale of common stock	1,429,534	779,700	1,687,740	442,027
Deferred financing costs	(72,682)
Capital contribution				662,201
Advances for sale of common stock			671,825
Net Cash Provided by Financing Activities	1,331,246	713,028	2,316,401	1,230,864
Effect of Exchange Rate Changes on Cash	262,951	(9,535)	7,457	(694)
Net Increase (decrease) in Cash	724,773	313,342	1,163,148	5,898
Cash - beginning of year	1,174,950	11,802	11,802	5,904
Cash - ending of year	1,899,723	325,144	1,174,950	11,802
Supplemental Disclosure of Cash Flow Information
Cash paid for interest
Cash paid for income tax
Non-cash operating activity:
Reclassification of Project in progress to Inventory		$ 10,463